Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
11. Common Stock
Common Stock
Authorized
:

Unlimited number of non-par value common shares.
2021 2020
Issued and outstanding:
millions
of shares

millions of
Canadian
dollars
millions of
shares

millions of
Canadian
dollars
Balance, December 31, 2020

251.43 $

6,705

242.48 $

6,216
Issuance of common stock
(1)(2)

4.99

284

4.54

251
Issued under Purchase Plans at market rate

4.32

239

3.99

219
Discount on shares purchased under Dividend Reinvestment Plan - (4) - (4)
Options exercised under senior management share option plan

0.33

14

0.42

20
Employee Share Purchase Plan - 4 - 3
Balance, December 31, 2021

261.07 $

7,242

251.43 $

6,705
(1) As at December 31, 2020, a total of 4,544,025

common shares were issued under Emera's at-the-market

program "(ATM program)"
at an average price of $ 56.04

per share for gross proceeds of $
255

million ($
251

million net of issuance costs).
(2) For the year ended December 31, 2021, 4,987,123

common shares were issued under Emera's ATM program at an average price
of $ 57.63

per share for gross proceeds of $
287

million ($
284

million net of after-tax issuance costs).